Significant partly-owned subsidiaries - Summarized Statements of Financial Position (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Disclosure of subsidiaries [line items]
Current assets	$ 5,793	$ 5,655		$ 5,754
Non-current assets	51,307	50,147		45,793
Total assets	57,100	55,802		51,547
Current liabilities	10,429	10,732		10,098
Non-current liabilities	25,982	24,445		22,533
Total liabilities	36,411	35,177		32,631
Total equity attributable to BCE shareholders	20,363	20,302		18,602
NCI	326	323		314
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Current assets	337	328		293
Non-current assets	993	1,013		1,013
Total assets	1,330	1,341		1,306
Current liabilities	142	153		130
Non-current liabilities	201	184		195
Total liabilities	343	337		325
Total equity attributable to BCE shareholders	685	700		687
NCI	$ 302	$ 304		294
Proportion of ownership interests held by non-controlling interests	29.90%	29.90%	29.90%
Net assets	$ 10	$ 6		$ 2